Supplemental Cash Flow Information - Schedule of Changes in Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SUPPLEMENTAL CASH FLOW INFORMATION
Decrease (increase) in accounts receivables	$ 102	$ (126)	$ 84
Decrease in prepaid expenses	7	3	19
Increase (decrease) in trade payables and accrued liabilities	(155)	134	(82)
Total changes in working capital	$ (46)	$ 11	$ 21